Related party balances and transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Interest expense	$ 0	$ 0
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Interest expense			$ 0	$ 0